Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

April 30, 2016

Dates Covered
Collections Period	04/01/16 - 04/30/16
Interest Accrual Period	04/15/16 - 05/15/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/16	550,604,991.21	30,850
Yield Supplement Overcollateralization Amount 03/31/16	22,081,204.23	0
Receivables Balance 03/31/16	572,686,195.44	30,850
Principal Payments	22,113,772.95	582
Defaulted Receivables	1,068,845.43	49
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/16	20,848,634.59	0
Pool Balance at 04/30/16	528,654,942.47	30,219

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	51.69%

Prepayment ABS Speed	1.53%

Overcollateralization Target Amount	23,789,472.41
Actual Overcollateralization	23,789,472.41

Weighted Average APR	3.66%
Weighted Average APR, Yield Adjusted	5.76%
Weighted Average Remaining Term	47.88

Delinquent Receivables:
Past Due 31-60 days	7,088,364.13	342
Past Due 61-90 days	1,541,760.98	78
Past Due 91-120 days	322,768.87	19
Past Due 121+ days	0.00	0
Total	8,952,893.98	439

Total 31+ Delinquent as % Ending Pool Balance	1.69%

Recoveries	510,224.52

Aggregate Net Losses/(Gains) - April 2016	558,620.91

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.17%
Prior Net Losses Ratio	1.19%
Second Prior Net Losses Ratio	1.02%
Third Prior Net Losses Ratio	1.58%
Four Month Average	1.24%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.01%

Flow of Funds	$ Amount

Collections	24,324,672.46
Advances	5,691.23
Investment Earnings on Cash Accounts	6,467.30
Servicing Fee	(477,238.50)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	23,859,592.49

Distributions of Available Funds
(1) Class A Interest	510,226.56
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	20,962,296.55
(7) Distribution to Certificateholders	2,353,383.13
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	23,859,592.49

Servicing Fee	477,238.50
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 04/15/16	525,827,766.61
Principal Paid	20,962,296.55
Note Balance @ 05/16/16	504,865,470.06

Class A-1
Note Balance @ 04/15/16	0.00
Principal Paid	0.00
Note Balance @ 05/16/16	0.00
Note Factor @ 05/16/16	0.0000000%

Class A-2a
Note Balance @ 04/15/16	21,748,883.30
Principal Paid	10,481,148.27
Note Balance @ 05/16/16	11,267,735.03
Note Factor @ 05/16/16	7.0423344%

Class A-2b
Note Balance @ 04/15/16	21,748,883.31
Principal Paid	10,481,148.28
Note Balance @ 05/16/16	11,267,735.03
Note Factor @ 05/16/16	7.0423344%

Class A-3
Note Balance @ 04/15/16	354,000,000.00
Principal Paid	0.00
Note Balance @ 05/16/16	354,000,000.00
Note Factor @ 05/16/16	100.0000000%

Class A-4
Note Balance @ 04/15/16	107,600,000.00
Principal Paid	0.00
Note Balance @ 05/16/16	107,600,000.00
Note Factor @ 05/16/16	100.0000000%

Class B
Note Balance @ 04/15/16	20,730,000.00
Principal Paid	0.00
Note Balance @ 05/16/16	20,730,000.00
Note Factor @ 05/16/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	543,912.81
Total Principal Paid	20,962,296.55
Total Paid	21,506,209.36

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	10,874.44
Principal Paid	10,481,148.27
Total Paid to A-2a Holders	10,492,022.71

Class A-2b
One-Month Libor	0.43275%
Coupon	0.66275%
Interest Paid	12,412.12
Principal Paid	10,481,148.28
Total Paid to A-2b Holders	10,493,560.40

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	0.00
Total Paid to A-3 Holders	336,300.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5503352
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.2098151
Total Distribution Amount	21.7601503

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0679653
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	65.5071767
Total A-2a Distribution Amount	65.5751420

A-2b Interest Distribution Amount	0.0775758
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	65.5071768
Total A-2b Distribution Amount	65.5847526

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9500000

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/16	73,280.50
Balance as of 04/30/16	78,971.73
Change	5,691.23

Reserve Account
Balance as of 04/15/16	2,527,722.68
Investment Earnings	621.62
Investment Earnings Paid	(621.62)
Deposit/(Withdrawal)	-
Balance as of 05/16/16	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68